Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,556,663	$ 3,794,734	$ 7,906,782
Accounts receivable, net	379,312	337,440	90,355
Inventory	429,754	106,403
Marketable securities	48,646		62,733
Prepaid expenses and other current assets	186,883	236,665	23,856
Total Current Assets	2,601,258	4,475,242	8,020,993
Property and equipment, net	250,915	102,939	56,258
Intangible assets	2,526,763	2,432,841	960,611
Goodwill	1,383,785	1,374,835	1,035,795
Deposits and other assets	1,169,329	718,951	191,836
Minority investment in businesses		50,000	217,096
Operating lease right of use asset	2,197,394	18,451	239,158
Total Assets	10,129,444	9,173,259	10,784,480
Accounts payable and accrued liabilities	4,899,108	3,730,540	2,638,688
Share liability	31,080
Convertible Notes, net of debt discount and issuance costs	2,291,010	159,193	897,516
Current portion of operating lease payable	149,830	18,451	79,816
Note payable, net of debt discount and issuance costs	1,863,831	1,278,672	1,221,539
Deferred revenue	262,583	234,159	88,637
Total Current Liabilities	9,497,442	5,421,015	4,968,427
Note payable	31,417	63,992	213,037
Operating lease payable	2,100,818		157,820
Total Non-current Liabilities	2,132,235	63,992	370,857
Total Liabilities	11,629,677	5,485,007	5,339,284
Commitments and contingencies
Stockholders’ Equity
Subscription receivable			(40,000)
Preferred stock			8
Common stock	20,255	16,691	8,737
Additional paid in capital	122,068,892	111,563,618	77,505,013
Less: Treasury stock, 5,657 and 5,657 shares, respectively	(62,406)	(62,406)	(62,406)
Accumulated deficit	(124,314,530)	(109,632,574)	(71,928,922)
Accumulated other comprehensive income	(107,881)	(78,272)	(37,234)
Total Creatd, Inc. Stockholders’ Equity	(2,395,670)	1,807,057	5,445,196
Non-controlling interest in consolidated subsidiaries	895,437	1,881,195
Total Stockholders' Deficit	(1,500,233)	3,688,252	5,445,196
Total Liabilities and Stockholders’ Equity (Deficit)	10,129,444	9,173,259	10,784,480
Current Liabilities
Derivative liabilities			$ 42,231
Series E Preferred Stock
Stockholders’ Equity
Preferred stock